Provisions - Reconciliation of defined benefit obligation (Details) - 12 months ended Dec. 31, 2025	USD ($)	CHF (SFr)	CHF (SFr)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Defined benefit obligation at Dec. 31	$ 4,348,071		SFr 3,939,184
Interest expense on defined benefit obligation	46,230	SFr 38,355
Current service cost (employer)	180,842	150,038
Contributions by plan participants	172,442	143,069
Benefits (paid) / deposited	(603,125)	(500,391)
Administration cost (excl. cost for managing plan assets)	2,374	1,970
Actuarial (gain) / loss on defined benefit obligation	(131,148)	(108,809)
Foreign exchange impact	605,713	SFr 0
Defined benefit liability at Dec. 31	$ 4,621,399		SFr 3,663,416